Restricted Cash and Investments (Tables)	12 Months Ended
Jun. 30, 2022
Restricted Cash and Investments [Abstract]
Restricted Cash and Investment

	SA Rand
Figures in million	2022	2021
Restricted cash	319	216
Restricted investments	5 263	5 083
Total restricted cash and investments	5 582	5 299
Current portion of restricted cash and investments	27	67
Non-current portion of restricted cash and investments	5 555	5 232

Schedule of Restricted Cash

	SA Rand
Figures in million	2022	2021
Non-current	292	149
Current	27	67
Total restricted cash	319	216

The restricted cash consist of funds set aside for:

	SA Rand
Figures in million	2022	2021
Environmental guarantees and rehabilitation (a)	152	161
Guarantee - Tshiamiso Trust (b)	116	—
PNG operations (c)	29	33
Other	22	22
Total restricted cash	319	216
(a)    The amount primarily relates to funds set aside to serve as collateral against guarantees made to the Department of Mineral Resources and Energy (DMRE) in South Africa for environmental and rehabilitation obligations. Refer to note 26. The funds are invested in short-term money market funds and call accounts, which require third-party approval for release.

(b)    Refer to note 27 for details on the silicosis settlement and the arrangement with the trust.

(c)    Relates to monies set aside for affected communities in the group’s PNG operations.

Schedule of Restricted Investments

	SA Rand
Figures in million	2022	2021
Investments held by environmental trust funds	5 244	5 064
Investments held by the Social Trust Fund	19	19
Total restricted investments (non-current)	5 263	5 083

Restricted Investments, Environmental Trust Fund
The environmental trust funds consist of:

	SA Rand
Figures in million	2022	2021
Fixed deposits	3 056	3 091
Cash and cash equivalents	528	124
Equity-linked deposits	1 094	1 325
Government bonds	225	225
Equity investments	292	252
Collective investment scheme (unit trusts)	49	47
Total environmental trust funds	5 244	5 064

Reconciliation of Movement in Investments Held by Environmental Trust Funds
Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	5 064	3 513
Acquisition	—	1 268
Interest income	185	174
Fair value gain through profit and loss	18	116
Fair value gain through other comprehensive income	15	22
Dividend received	14	5
Equity-linked deposits acquired/(matured)	(260)	400
(Maturity)/acquisition of fixed deposits	(21)	(428)
Net transfer of cash and cash equivalents	281	28
Withdrawal of funds for rehabilitation work performed	(52)	(34)
Balance at end of year	5 244	5 064